Condensed interim consolidated statement of changes in equity - USD ($)	Share capital	Share Premium	Share-based compensation reserve	Reserve for disposal group held for sale	Foreign currency translation reserve	Accumulated losses	Equity/(deficit) attributable to equity holders of the Parent Company	Non-controlling interests	Total
Beginning Balance at Dec. 31, 2022	$ 13,903	$ 343,435,529	$ 773,666	$ (492,474)	$ (4,347,257)	$ (332,562,780)	$ 6,820,587	$ (4,191,394)	$ 2,629,193
Profit or (Loss) for the period						2,077,468	2,077,468		2,077,468
Other comprehensive loss for the period					(2,945,749)		(2,945,749)		(2,945,749)
Total comprehensive loss for the period					(2,945,749)	2,077,468	(868,281)		(868,281)
Issuance of shares	3,052	2,506,726					2,509,778		2,509,778
Employee share scheme reserve			(386,198)				(386,198)		(386,198)
Discontinued operations				4,207,737	(4,207,737)
Disposal of a subsidiary								1,152,077	1,152,077
Ending Balance at Jun. 30, 2023	16,955	345,942,255	387,468	3,715,263	(11,500,743)	(330,485,312)	8,075,886	(3,039,317)	5,036,569
Beginning Balance at Dec. 31, 2022	13,903	343,435,529	773,666	(492,474)	(4,347,257)	(332,562,780)	6,820,587	(4,191,394)	2,629,193
Fair value of shares earnouts									(347,295,152)
Ending Balance at Dec. 31, 2023	16,979	347,295,152	507,677	2,106,737	(11,466,066)	(329,506,304)	8,954,175	(3,039,317)	5,914,858
Profit or (Loss) for the period						(5,692,847)	(5,692,847)		(5,692,847)
Other comprehensive loss for the period				98,234	(4,811,761)		(4,713,527)		(4,713,527)
Total comprehensive loss for the period				98,234	(4,811,761)	(5,692,847)	(10,406,374)		(10,406,374)
Issuance of shares	6,006	2,396,351					2,402,357		2,402,357
Fair value of shares earnouts									(349,691,503)
Employee share scheme reserve			(40,614)				(40,614)		(40,614)
Ending Balance at Jun. 30, 2024	$ 22,985	$ 349,691,503	$ 467,063	$ 2,204,971	$ (16,277,827)	$ (335,199,151)	$ 909,544	$ (3,039,317)	$ (2,129,773)